INVESTMENTS IN ASSOCIATED COMPANIES (Balance sheet information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 330,968		$ 250,316
Total assets	3,589,799		3,459,297
Current liabilities	860,188		400,316
Total liabilities	2,543,245		2,476,970
Equity method investment, nonconsolidated investee, other
Schedule of Equity Method Investments [Line Items]
Total current assets	14,417		13,987
Non-current assets	241,137		247,361
Total assets	255,554		261,348
Current liabilities	13,609		13,242
Non-current liabilities	225,361		231,471
Total liabilities	238,970		244,713
Total stockholders’ equity	16,584		16,635
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Total current assets	14,417		13,987
Non-current assets	241,137		247,361
Total assets	255,554		261,348
Current liabilities	13,609		13,242
Non-current liabilities	225,361		231,471
Total liabilities	238,970		244,713
Total stockholders’ equity	$ 16,584		$ 16,635
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%